SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 20, 2025 $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Integer $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer $ / shares	Dec. 31, 2024 USD ($) $ / shares
Property, Plant, and Equipment [Line Items]
Cash equivalents						$ 0	$ 0
Federal deposit insurance corporation insured amount		$ 250,000		$ 250,000		250,000
Cash, uninsured amount		265,441		265,441		376,924	2,363,785
Accounts receivable		1,684,387		1,684,387		1,116,924	1,254,390
Allowance for doubtful						0	0
Inventory		3,193,480		3,193,480		2,240,943	2,889,682
Advertising costs		16,921		29,764	$ 53,399	173,445	53,147
Environmental remediation		$ 0		$ 0		$ 0	$ 0
Common stock, par value | $ / shares	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Reverse stock split	1-for-110
Allowance for doubtful accounts		$ 159,365		$ 159,365		$ 0
Number of operating segments | Integer				3		3
Intellectual Property [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of long lived assets		5 years		5 years		5 years
Customer Lists [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of long lived assets		10 years		10 years		10 years
License [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of long lived assets		10 years		10 years		10 years
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of long lived assets		5 years		5 years		5 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of long lived assets		10 years		10 years		10 years